Note 4 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Actual, revenues	$ 182,065
Actual, net earnings	18,288
Supplemental pro forma (unaudited), revenues	5,367,848	$ 5,126,900
Supplemental pro forma (unaudited), net earnings	$ 204,129	$ 218,921